U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20594

FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
PLEASE PRINT OR TYPE.

1. NAME AND ADDRESS OF ISSUER:
   American Variable Insurance Series
   333 South Hope Street
   Los Angeles, CA 90071

2. NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED:
   Asset Allocation Fund
   Cash Management Fund
   Growth-Income Fund
   Growth Fund
   High-Yield Bond Fund
   U.S. Government/AAA-Rated Securities Fund
   International Fund

3. INVESTMENT COMPANY ACT FILE NUMBER: 811-3857
   SECURITIES ACT FILE NUMBER:  2-86838

4. LAST DAY OF FISCAL YEAR FOR WHICH THIS NOTICE IS FILED:
   November 30, 1995

5. CHECK BOX IF THIS NOTICE IS BEING FILED MORE THAN 180 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR FOR PURPOSES OF REPORTING SECURITIES SOLD AFTER THE CLOSE OF THE FISCAL YEAR BUT BEFORE TERMINATION OF THE ISSUER'S 24F-2
   DECLARATION:
           [   ]

6. DATE OF TERMINATION OF ISSUER'S DECLARATION UNDER RULE 24F-2(A)(1), IF APPLICABLE (SEE INSTRUCTION A.6):

7. NUMBER AND AMOUNT OF SECURITIES OF THE SAME CLASS OR SERIES WHICH HAD BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 OTHER THAN PURSUANT TO RULE 24F-2 IN A PRIOR FISCAL YEAR, BUT WHICH REMAINED UNSOLD AT THE BEGINNING OF THE FISCAL YEAR:

8. NUMBER AND AMOUNT OF SECURITIES REGISTERED DURING THE FISCAL YEAR OTHER THAN PURSUANT TO RULE 24F-2:

9. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR:
   Asset Allocation Fund                       6,084,975 shares  $76,296,000
   Cash Management Fund                       88,686,669 shares  233,089,000
   Growth-Income Fund                         13,715,393 shares  387,075,000
   Growth Fund                                14,348,086 shares  528,750,000
   High-Yield Bond Fund                        6,989,389 shares   99,350,000
   U.S. Government/AAA-Rated Securities Fund  20,995,679 shares   77,672,000
   International Fund                         19,173,422 shares  254,241,000

10. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR IN RELIANCE UPON REGISTRATION PURSUANT TO RULE 24F-2:
    Asset Allocation Fund                      6,084,975 shares  $76,296,000
    Cash Management Fund                      88,686,669 shares  233,089,000
    Growth-Income Fund                        13,715,393 shares  387,075,000
    Growth Fund                               14,348,086 shares  528,750,000
    High-Yield Bond Fund                       6,989,389 shares   99,350,000
    U.S. Government/AAA-Rated Securities Fund 20,995,679 shares   77,672,000
    International Fund                        19,173,422 shares  254,241,000

11. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED DURING THE FISCAL YEAR IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS, IF APPLICABLE (SEE INSTRUCTION B.7):
    Asset Allocation Fund                      3,296,555 shares  $39,147,000
    Cash Management Fund                      27,181,404 shares   10,344,000
    Growth-Income Fund                         7,750,200 shares  197,576,000
    Growth Fund                                2,225,519 shares   71,934,000
    High-Yield Bond Fund                       3,356,613 shares   44,378,000
    U.S. Government/AAA-Rated Securities Fund    937,931 shares   36,115,000
    International Fund                         6,335,172 shares   81,673,000

12. CALCULATION OR REGISTRATION FEE:      ASSET ALLOCATION FUND

(i) Aggregate sale price of securities sold during the
  fiscal year in reliance on rule 24f-2 (from Item 10):          $76,296,000

 (ii) Aggregate price of shares issued in connection
  with dividend  reinvestment plans (from Item 11,
  if applicable):                                               + 39,147,000

 (iii) Aggregate price of shares redeemed or repurchased
  during  the fiscal year (if applicable):                    -   34,878,000

 (iv) Aggregate price of shares redeemed or repurchased
  and previously applied as a reduction to filing fees
  pursuant to rule 24e-2 (if applicable):                            +   N/A

 (v) Net aggregate price of securities sold and issued
  during the fiscal year in reliance on rule 24f-2
  [line (i), plus line (ii), less line (iii), plus line (iv)]
  (if applicable)                                                $80,565,000

 (vi) Multiplier prescribed by Section 6(b) of the Securities
  Act of 1933 or other applicable law or regulation
  (see Instruction C.6):                                      x       1/2900

 (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:    $ 27,781.03

INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), (IV), AND (V) ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
           [ X ]

 Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
January 29, 1996

                                   SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
    Chad L. Norton
    Secretary

Date January 29, 1996

   * Please print the name and title of the signing officer below the signature.


12. CALCULATION OR REGISTRATION FEE:      CASH MANAGEMENT FUND

(i) Aggregate sale price of securities sold during the
  fiscal year in reliance on rule 24f-2 (from Item 10):        $233,089,000

 (ii) Aggregate price of shares issued in connection
  with dividend  reinvestment plans (from Item 11,
  if applicable):                                              + 10,344,000

 (iii) Aggregate price of shares redeemed or repurchased
  during  the fiscal year (if applicable):                    - 272,390,000

 (iv) Aggregate price of shares redeemed or repurchased
  and previously applied as a reduction to filing fees
  pursuant to rule 24e-2 (if applicable):                               N/A

 (v) Net aggregate price of securities sold and issued
  during the fiscal year in reliance on rule 24f-2
  [line (i), plus line (ii), less line (iii), plus line (iv)]
  (if applicable)                                             ($28,957,000)

 (vi) Multiplier prescribed by Section 6(b) of the Securities
  Act of 1933 or other applicable law or regulation
  (see Instruction C.6):                                     x       1/2900

 (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:     $   none

INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), (IV), AND (V) ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
           [  ]

 Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
January 29, 1996

                                   SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

 By (Signature and Title)*
    Chad L. Norton
    Secretary

 Date January 29, 1996

   * Please print the name and title of the signing officer below the signature.

12. CALCULATION OR REGISTRATION FEE:      GROWTH-INCOME FUND

(i) Aggregate sale price of securities sold during the
  fiscal year in reliance on rule 24f-2 (from Item 10):          $387,075,000

 (ii) Aggregate price of shares issued in connection
  with dividend  reinvestment plans (from Item 11,
  if applicable):                                                +197,576,000

 (iii) Aggregate price of shares redeemed or repurchased
  during  the fiscal year (if applicable):                       - 114,706,000

 (iv) Aggregate price of shares redeemed or repurchased
  and previously applied as a reduction to filing fees
  pursuant to rule 24e-2 (if applicable):                     +            N/A

 (v) Net aggregate price of securities sold and issued
  during the fiscal year in reliance on rule 24f-2
  [line (i), plus line (ii), less line (iii), plus line (iv)]
  (if applicable)                                                $469,945,000

 (vi) Multiplier prescribed by Section 6(b) of the Securities
  Act of 1933 or other applicable law or regulation
  (see Instruction C.6):                                       x       1/2900

 (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:     $162,050.00

INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), (IV), AND (V) ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

           [ X ]

 Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

 January 29, 1996

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

 By (Signature and Title)*
    Chad L. Norton
    Secretary

 Date January 29, 1996

   * Please print the name and title of the signing officer below the signature.

12. CALCULATION OR REGISTRATION FEE:      GROWTH FUND

(i) Aggregate sale price of securities sold during the
  fiscal year in reliance on rule 24f-2 (from Item 10):          $528,750,000

 (ii) Aggregate price of shares issued in connection
  with dividend  reinvestment plans (from Item 11,
  if applicable):                                                + 71,934,000

 (iii) Aggregate price of shares redeemed or repurchased
  during  the fiscal year (if applicable):                      - 164,548,000

 (iv) Aggregate price of shares redeemed or repurchased
  and previously applied as a reduction to filing fees
  pursuant to rule 24e-2 (if applicable):                    +            N/A

 (v) Net aggregate price of securities sold and issued
  during the fiscal year in reliance on rule 24f-2
  [line (i), plus line (ii), less line (iii), plus line (iv)]
  (if applicable)                                                 $436,136,000

 (vi) Multiplier prescribed by Section 6(b) of the Securities
  Act of 1933 or other applicable law or regulation
  (see Instruction C.6):                                        x       1/2900

 (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:     $150,391.72

INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), (IV), AND (V) ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

           [  ]

 Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
January 29, 1996

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

 By (Signature and Title)*
    Chad L. Norton
    Secretary

 Date January 29, 1996

   * Please print the name and title of the signing officer below the signature.

12. CALCULATION OR REGISTRATION FEE:      HIGH-YIELD BOND FUND

(i) Aggregate sale price of securities sold during the
  fiscal year in reliance on rule 24f-2 (from Item 10):          $99,350,000

 (ii) Aggregate price of shares issued in connection
  with dividend  reinvestment plans (from Item 11,
  if applicable):                                                +44,378,000

 (iii) Aggregate price of shares redeemed or repurchased
  during  the fiscal year (if applicable):                      - 37,940,000

 (iv) Aggregate price of shares redeemed or repurchased
  and previously applied as a reduction to filing fees
  pursuant to rule 24e-2 (if applicable):                   +            N/A

 (v) Net aggregate price of securities sold and issued
  during the fiscal year in reliance on rule 24f-2
  [line (i), plus line (ii), less line (iii), plus line (iv)]
  (if applicable)                                               $105,788,000

 (vi) Multiplier prescribed by Section 6(b) of the Securities
  Act of 1933 or other applicable law or regulation
  (see Instruction C.6):                                      x       1/2900

 (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:     $36,478.62

INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), (IV), AND (V) ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

           [ X ]

 Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

 January 29, 1996

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
    Chad L. Norton
    Secretary

 Date January 29, 1996

   * Please print the name and title of the signing officer below the signature.

12. CALCULATION OR REGISTRATION FEE:    U.S. GOV'T/AAA-RATED SECURITIES FUND

(i) Aggregate sale price of securities sold during the
  fiscal year in reliance on rule 24f-2 (from Item 10):           $77,672,000

 (ii) Aggregate price of shares issued in connection
  with dividend  reinvestment plans (from Item 11,
  if applicable):                                                + 36,115,000

 (iii) Aggregate price of shares redeemed or repurchased
  during  the fiscal year (if applicable):                       - 67,704,000

 (iv) Aggregate price of shares redeemed or repurchased
  and previously applied as a reduction to filing fees
  pursuant to rule 24e-2 (if applicable):                    +            N/A

 (v) Net aggregate price of securities sold and issued
  during the fiscal year in reliance on rule 24f-2
  [line (i), plus line (ii), less line (iii), plus line (iv)]
  (if applicable)                                                   $46,083,000

 (vi) Multiplier prescribed by Section 6(b) of the Securities
  Act of 1933 or other applicable law or regulation
  (see Instruction C.6):                                       x       1/2900

 (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:     $15,890.69

INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), (IV), AND (V) ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

           [  ]

 Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
January 29, 1996

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

 By (Signature and Title)*
    Chad L. Norton
    Secretary

 Date January 29, 1996

   * Please print the name and title of the signing officer below the signature.


12. CALCULATION OR REGISTRATION FEE:      INTERNATIONAL FUND

(i) Aggregate sale price of securities sold during the
  fiscal year in reliance on rule 24f-2 (from Item 10):           $254,241,000

 (ii) Aggregate price of shares issued in connection
  with dividend  reinvestment plans (from Item 11,
  if applicable):                                                 +81,673,000

 (iii) Aggregate price of shares redeemed or repurchased
  during  the fiscal year (if applicable):                      - 113,837,000

 (iv) Aggregate price of shares redeemed or repurchased
  and previously applied as a reduction to filing fees
  pursuant to rule 24e-2 (if applicable):                    +            N/A

 (v) Net aggregate price of securities sold and issued
  during the fiscal year in reliance on rule 24f-2
  [line (i), plus line (ii), less line (iii), plus line (iv)]
  (if applicable)                                                $222,077,000

 (vi) Multiplier prescribed by Section 6(b) of the Securities
  Act of 1933 or other applicable law or regulation
  (see Instruction C.6):                                       x       1/2900

 (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:     $76,578.28

INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), (IV), AND (V) ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

           [ X ]

 Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

 January 29, 1996

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

 By (Signature and Title)*
    Chad L. Norton
    Secretary

 Date January 29, 1996

   * Please print the name and title of the signing officer below the signature.

                               January 26, 1996

American Variable Insurance Series
333 South Hope Street
Los Angeles, California  90071

Re: Issuance of 221,077,007 Shares of the American Variable Insurance Series

Ladies and Gentlemen:

  American Variable Insurance Series (the "Fund") has requested our opinion in connection with the issuance by the Fund of 221,077,007 capital shares of the Fund, aggregating the issuance of seven (7) separate series (the "Stock") during the period December 1, 1994 through November 30, 1995 inclusive ("Fiscal 1995"). We understand that a copy of this opinion will be provided to the Securities and Exchange Commission pursuant to Rule 24f-2(b)(1) under the Investment Company Act of 1940, as amended.

  We have examined documents relating to the organization of the Fund and the authorization and issuance of shares of the Fund. We have also examined a certificate of the Assistant Treasurer of the Fund, dated January 26, 1996, relating to the number of shares of the Fund issued by the Fund during Fiscal 1995.

  Based upon and subject to the foregoing, we are of the opinion that:

  The issuance of the Stock by the Fund has been duly and validly authorized by all appropriate corporate action and, assuming delivery by sale or in accord with the Fund's dividend reinvestment plan in accordance with the description set forth in the Fund's current prospectuses under the Securities Act of 1933, the Stock was legally issued, fully paid and nonassessable.

  We consent to the submission of a copy of this opinion to the Securities and Exchange Commission in connection with the filing of the Fund's Rule 24f-2 Notice for Fiscal 1995, as contemplated in Rule 24f-2(b)(1) under the Investment Company Act of 1940, as amended.

  The opinion given above is subject to the condition that the Fund shall have complied with the provision of any applicable laws, regulations and permits of any state or foreign country in which any of the Stock was sold or was issued in accord with the Fund's dividend reinvestment plan.

Very truly yours,
/s/ MORRISON & FOERSTER LLP